3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/etfs

January 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK No. 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) that the Prospectus and Statement of Additional Information for Invesco ESG Revenue ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A. Post-Effective Amendment No. 34 was filed electronically with the Securities and Exchange Commission on January 24, 2019 and effective January 25, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail J. Murray
Abigail J. Murray
Senior Counsel
Invesco Capital Management LLC